Capital and reserves (Details)				3 Months Ended	12 Months Ended
	Dec. 21, 2020 GBP (£) shares	Mar. 02, 2020 GBP (£) shares	Aug. 13, 2019 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 GBP (£)	Mar. 02, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Issued share [Abstract]
Number of ordinary shares issued (in shares)					34,260	34,260
Cash consideration | £					£ 3
Ordinary shares issued (in pounds per share) | £ / shares					£ 0.01
Nominal value of ordinary shares issued | £					£ 1,000		£ 0
Totaling proceeds from shares issued | £					£ 83,218,000		59,874,000		£ 0
Nominal value of repurchased and cancelled shares (in pounds per share) | £ / shares					£ 3
Nature and purpose of reserves [Abstract]
Dividends paid | $						$ 0		$ 0
Dividends declared | $						$ 0		$ 0
Borrowings outstanding | £					£ 36,654,000		£ 0
Gates foundation convertible loan [Member]
Issued share [Abstract]
Number of shares issued anti dilution (in shares)				43,032
Nature and purpose of reserves [Abstract]
Borrowings outstanding | $				$ 25,000,000						$ 25,000,000	$ 25,500,000
Stock converted (in shares)				203,697
Growth Shares [Member]
Issued share [Abstract]
Number of ordinary shares issued (in shares)							60,240	60,240
Ordinary shares issued (in pounds per share) | £ / shares							£ 0.01
Nominal value of ordinary shares issued | £							£ 6
Repurchased and cancelled nominal shares (in shares)							29,575	29,575
Nominal value of repurchased and cancelled shares (in pounds per share) | £ / shares							£ 3
Nature and purpose of reserves [Abstract]
Treasury reserve | £					2,800,000		£ 4,420,000		£ 10,190,000
Series B Shares [Member]
Issued share [Abstract]
Number of ordinary shares issued (in shares)		527,147
Totaling proceeds from shares issued | $			$ 72,250,000
Number of shares issued (in shares)			621,556
Series B Shares [Member] | New and Existing Investors [Member]
Issued share [Abstract]
Number of ordinary shares issued (in shares)		280,418
Cash consideration | £		£ 27,230,000
Series B Shares [Member] | Gates foundation convertible loan [Member]
Nature and purpose of reserves [Abstract]
Stock converted (in shares)				203,697						203,697
Derivative liability, foreign exchange call option | £					£ 3,184,000
Series C Shares [Member]
Issued share [Abstract]
Number of ordinary shares issued (in shares)	823,719
Cash consideration | £	£ 55,812,000
Ordinary Shares [Member]
Issued share [Abstract]
Number of ordinary shares issued (in shares)					163,870	163,870	45,581	45,581
Cash consideration | £					£ 73,000		£ 27,000
Ordinary shares issued (in pounds per share) | £ / shares					£ 0.01		£ 0.01
Nominal value of ordinary shares issued | £					£ 16		£ 5
Number of shares issued anti dilution (in shares)					161,094	161,094	37,007	37,007